Stock-Based Compensation - Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Stock Options/Shares Outstanding, Weighted-Average Exercise Price, and Additional Disclosures [Abstract]
Stock Options/Shares, Outstanding at Beginning of the Period	5,718,256	9,115,010	12,668,467
Stock Options/Shares, Exercised	(513,293)	(3,333,467)	(3,443,494)
Stock Options/Shares, Cancelled	(24,572)	(63,287)	(109,963)
Stock Options/Shares, Outstanding at End of the Period	5,180,391	5,718,256	9,115,010
Stock Options/Shares, Exercisable at End of Period	4,942,077	4,869,805	7,372,036
Weighted-Average Exercise Price, Outstanding at Beginning of the Period	$ 39.25	$ 34.52	$ 32.15
Weighted-Average Exercise Price, Exercised	27.48	26.36	25.41
Weighted-Average Exercise Price, Cancelled	45.08	36.74	46.72
Weighted-Average Exercise Price, Outstanding at End of the Period	40.38	39.25	34.52
Weighted-Average Exercise Price, Exercisable at End of Period	$ 39.68	$ 37.67	$ 31.61
Weighted-Average Remaining Contractual Term, Outstanding at the End of the Period	3 years 8 months 12 days	4 years 4 months 24 days	4 years 3 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable at End of Period	3 years 7 months 6 days	4 years	3 years 6 months
Aggregate Intrinsic Value, Outstanding at the End of the Period	$ 32	$ 115	$ 102
Aggregate Intrinsic Value, Exercisable at End of Period	$ 34	$ 105	$ 104